Tangible Assets - Summary of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 11,055,170	$ 16,009,655
Acquisition	489,292	6,630,260
Addition from acquisition		140,253
Disposals	(1,590)	(9,254,130)
Depreciation	(756,117)	(1,346,324)
Impairment loss	(19,004)
Others	(281,273)	(1,124,544)
Property, plant and equipment at end of period	10,486,478	11,055,170
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,449,778	4,543,328
Acquisition	0	3,233,219
Addition from acquisition		0
Disposals	0	(2,090,933)
Depreciation	0	0
Impairment loss	0
Others	(137,200)	(235,836)
Property, plant and equipment at end of period	5,312,578	5,449,778
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,214,244	7,343,309
Acquisition	0	2,152,654
Addition from acquisition		0
Disposals	0	(5,535,877)
Depreciation	(122,017)	(234,555)
Impairment loss	0
Others	(82,036)	(511,287)
Property, plant and equipment at end of period	3,010,192	3,214,244
Structures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	9,974	448,653
Acquisition	0	0
Addition from acquisition		0
Disposals	0	(391,586)
Depreciation	(596)	(11,520)
Impairment loss	0
Others	(258)	(35,573)
Property, plant and equipment at end of period	9,121	9,974
Machineries
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,085,058	2,972,429
Acquisition	173,609	1,179,928
Addition from acquisition		0
Disposals	0	(1,234,535)
Depreciation	(316,424)	(643,617)
Impairment loss	(19,004)
Others	(53,326)	(189,147)
Property, plant and equipment at end of period	1,869,913	2,085,058
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	16,111	2,328
Acquisition	0	18,262
Addition from acquisition		0
Disposals	(1)	0
Depreciation	(3,612)	(4,667)
Impairment loss	0
Others	(439)	188
Property, plant and equipment at end of period	12,059	16,111
Tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	12,786	20,874
Acquisition	0	0
Addition from acquisition		23,268
Disposals	0	(1)
Depreciation	(12,373)	(15,195)
Impairment loss	0
Others	(181)	(16,160)
Property, plant and equipment at end of period	232	12,786
Furniture
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	67,591	45,287
Acquisition	17,606	21,672
Addition from acquisition		116,985
Disposals	0	0
Depreciation	(37,222)	(25,217)
Impairment loss	0
Others	(3,109)	(91,136)
Property, plant and equipment at end of period	44,867	67,591
Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	64,781	273,904
Acquisition	0	0
Addition from acquisition		0
Disposals	0	(1,198)
Depreciation	(19,751)	(187,572)
Impairment loss	0
Others	(1,812)	(20,353)
Property, plant and equipment at end of period	43,218	64,781
ROU assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	134,847	359,543
Acquisition	298,077	24,525
Addition from acquisition		0
Disposals	(1,589)	0
Depreciation	(244,122)	(223,981)
Impairment loss	0
Others	(2,915)	(25,240)
Property, plant and equipment at end of period	$ 184,298	$ 134,847